Earnings Per Common Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2022			2021
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	284	477.8	0.59	253	470.2	0.54
Potential dilutive effect of stock options	—	0.5		—	0.4
Diluted EPS	284	478.3	0.59	253	470.6	0.54

Year-to-date June 30
Basic EPS	634	476.8	1.33	608	469.0	1.30
Potential dilutive effect of stock options	—	0.5		—	0.4
Diluted EPS	634	477.3	1.33	608	469.4	1.30